Other operating income and expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Other operating income [Abstract]
Grants	$ 29,719	$ 29,882
Income from various services and insurance proceeds	16,384	10,431
Income from the purchase of the long-term operation and maintenance payable to Abengoa	38,955	0
Total	85,058	40,313
Other operating expenses [Abstract]
Leases and fees	(1,033)	(3,298)
Operation and maintenance	(71,367)	(57,191)
Independent professional services	(15,714)	(10,540)
Supplies	(13,152)	(12,571)
Insurance	(12,606)	(11,573)
Levies and duties	(21,957)	(31,476)
Other expenses	(5,397)	(2,136)
Total	$ (141,226)	$ (128,785)